Related Party Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2012	Dec. 31, 2014
Exor S.p.A
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.35%
Chrysler Group LLC [Member]
Related Party Transaction [Line Items]
Lease term		2 years
Annual lease rent		$ 1.3
Iveco-Oto Melara Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	242		$ 277